UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21229
Investment Company Act File Number
Eaton Vance New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Bond Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 173.3%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 10.2%
$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$160,587
1,190	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,183,824
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	601,050
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	241,625
1,425	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,369,425

		$3,556,511

Insured-Electric Utilities — 3.0%
$1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,049,860

		$1,049,860

Insured-General Obligations — 39.8%
$2,415	Bayonne, (AGM), 0.00%, 7/1/23	$1,323,372
1,000	Bayonne, (AGM), 5.50%, 7/1/39	1,071,060
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	338,208
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	361,559
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	383,559
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	407,441
1,475	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	1,376,485
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	373,920
5,500	Irvington Township, (AGM), 0.00%, 7/15/26	2,643,355
2,590	Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,100,930
1,000	Jersey City, (AGM), 5.00%, 1/15/29	1,046,670
700	Lakewood Township, (AGC), 5.75%, 11/1/31	791,896
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,154,716
110	Nutley School District, (NPFG), 4.75%, 7/15/30	114,606
410	Nutley School District, (NPFG), 4.75%, 7/15/31	425,539

		$13,913,316

Insured-Hospital — 18.8%
$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$2,011,700
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,054,880
625	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	633,637
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	253,455
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,596,330

		$6,550,002

Insured-Lease Revenue/Certificates of Participation — 18.2%
$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,131,910
1,250	Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,262,188
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,424,384
500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	556,290
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	495,371
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,502,062

		$6,372,205

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 4.6%
$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,596,195

		$1,596,195

Insured-Public Education — 14.7%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$2,024,348
500	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	477,385
1,000	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	829,390
465	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	376,566
1,145	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,154,481
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	284,155

		$5,146,325

Insured-Sewer Revenue — 2.2%
$1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	$782,317

		$782,317

Insured-Special Tax Revenue — 14.0%
$1,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$637,790
500	Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	582,660
1,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,033,660
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,044,502
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	460,589
7,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	437,782
1,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	172,550
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	317,328
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	186,561

		$4,873,422

Insured-Transportation — 24.6%
$1,560	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$690,815
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,022,551
1,500	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,754,265
3,875	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	4,102,362
795	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	841,301
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	196,454

		$8,607,748

Insured-Water and Sewer — 7.1%
$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,895,220
970	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	586,898

		$2,482,118

Lease Revenue/Certificates of Participation — 1.9%
$650	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	$657,319

		$657,319

Private Education — 5.7%
$2,000	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(2)	$1,988,240

		$1,988,240

Public Education — 0.8%
$250	Rutgers State University, 5.00%, 5/1/39	$265,003

		$265,003

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 3.9%
$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,362,985

		$1,362,985

Transportation — 3.8%
$1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,335,203

		$1,335,203

Total Tax-Exempt Investments — 173.3% (identified cost $59,215,381)		$60,538,769

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.1)%		$(19,600,426)

Other Assets, Less Liabilities — (17.2)%		$(5,996,309)

Net Assets Applicable to Common Shares — 100.0%		$34,942,034

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 84.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.7% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	65 U.S. 30-Year Treasury Bond	Short	$(8,062,202)	$(8,287,500)	$(225,298)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$762,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(43,163)
Merrill Lynch Capital Services, Inc.	1,250,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(95,071)

					$(138,234)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $363,532.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,830,159

Gross unrealized appreciation	$2,918,946
Gross unrealized depreciation	(1,556,336)

Net unrealized appreciation	$1,362,610

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$60,538,769	$—	$60,538,769

Total Investments	$—	$60,538,769	$—	$60,538,769

Liability Description

Futures Contracts	$(225,298)	$—	$—	$(225,298)
Interest Rate Swaps	—	(138,234)	—	(138,234)

Total	$(225,298)	$(138,234)	$—	$(363,532)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 25, 2010